Inventories, Net - Schedule of Inventories Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Inventories Net [Abstract]
Raw materials	$ 2,405,621	$ 2,096,847
Work-in-progress	2,463,893	1,910,478
Finished goods	884,632	915,839
Inventories, net	$ 5,754,146	$ 4,923,164